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August 17, 2016

Via EDGAR and Overnight Delivery

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention:	John Reynolds, Assistant Director
Joel Parker, Senior Assistant Chief Accountant
Ruairi Regan, Staff Attorney
Brigitte Lippmann, Staff Attorney
Myra Moosariparabil, Staff Accountant

Re:	Fulgent Genetics, Inc.
Draft Registration Statement on Form S-1
Submitted July 15, 2016
CIK No. 0001674930

Dear Mr. Reynolds:

On behalf of our client, Fulgent Genetics, Inc. (the “Registrant”), this letter responds to the comments received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) in the Staff’s letter to the Registrant dated July 29, 2016, with respect to the draft registration statement on Form S-1 confidentially submitted by the Registrant to the Commission on July 15, 2016 (such submission, “Confidential Submission No. 2,” and such registration statement, the “Registration Statement”). For convenience, the numbers of the responses and the headings set forth below correspond to the numbered comments and headings in the Staff’s letter, and the text of each of the Staff’s comments appears in bold and italicized type and the Registrant’s response appears immediately after each comment in regular type. Capitalized terms used and not defined herein have the meanings given to them in the Registration Statement.

If the Staff would like marked copies of Confidential Submission Number 3 (“Confidential Submission No. 3”) of the Registration Statement as confidentially submitted to the Commission on the date hereof marked against Confidential Submission No. 2, please so advise and we would be happy to provide them. All page-number references contained in the responses below correspond to the page numbers in Confidential Submission No. 3.

Pharma Split-Off, page 45

1.	We note your response to prior comment 6. Please describe in greater detail the nature of Mr. Hsieh’s continuing responsibilities as Manager of Fulgent Pharma.

Response:

In response to the Staff’s comment, the Registrant has amended its disclosure on page 45 of Confidential Submission No. 3 to describe in greater detail the nature of Mr. Hsieh’s continuing responsibilities as Manager of Fulgent Pharma.

August 17, 2016

Page Two

Underwriting, page 121

2.	We note that you revised your disclosure in response to prior comment 14 to refer to related persons of Fulgent. Please revise your disclosure to avoid using vague terms such as related persons.

Response:

In response to the Staff’s comment, the Registrant has amended its disclosure on pages 7, 112 and 128 of Confidential Submission No. 3 to describe with more specificity the nature of the persons to whom shares will be offered in the directed share program.

Note 3—Recapitalization, page F-16

3.	Please disclose the amount you recorded for the deemed distribution to Class A and Class B units.

Response:

In response to the Staff’s comment, the Registrant has amended its disclosure on page F-17 of Confidential Submission No. 3 to disclose the amount the Registrant recorded for the deemed distribution to Class A and Class B units.

Recent Sales of Unregistered Securities, page II-2

4.	We note your response to prior comment 16. Please describe in greater detail the facts that you relied on for the Section 4(a)(2) exemption in connection with the Pharma Split-Off. For example, tell us the number of offerees, the nature of the investors and the information you provided to the offerees.

Response:

In response to the Staff’s comment, the Registrant has deleted the paragraph on page II-2 of Confidential Submission No. 3 that began with “On April 4, 2016, we separated our former pharmaceutical business…” because it is not responsive to Item 701 of Regulation S-K promulgated by the Commission. The Registrant respectfully notes to the Staff that neither Fulgent LLC nor Fulgent Pharma is the Registrant, and that the Registrant did not issue any securities in connection with the Pharma Split-Off.

Undertakings, page II-5

5.	Please provide the undertakings, as requested in prior comment 17, as required by Item 512(a)(5)(ii) and Item 512(a)(6) of Regulation S-K. Item 512(a)(5)(ii) is required for any prospectus filed in reliance on Rule 430C and Item 512(a)(6) is required for any offering that involves an initial distribution of securities pursuant to Rule 159A. For guidance, refer to Securities Act Rules Compliance and Disclosure Interpretation, Question 229.01.

Response:

In response to the Staff’s comment, the Registrant has amended its disclosure on page II-6 of Confidential Submission No. 3 to provide the undertakings required by Item 512(a)(5)(ii) and Item 512(a)(6) of Regulation S-K.

August 17, 2016

Page Three

* * * * * * *

We appreciate your time and attention to the responses to the Staff’s comments set forth in this letter and to Confidential Submission No. 3 confidentially submitted by the Registrant to the Commission on the date hereof. We would be happy to answer any questions you may have in connection with the same and/or provide you with any additional information. Please direct any such questions or requests to me at (858) 720-5141 (telephone) or sstanton@mofo.com (electronic mail). Please also direct any further comments via electronic mail to me, Sara Terheggen (sterheggen@mofo.com) and Paul Kim (paulkim@fulgentgenetics.com).

Very truly yours,

/s/ Scott M. Stanton
Scott M. Stanton

cc:	Sara L. Terheggen, Esq., Morrison & Foerster LLP
Ming Hsieh, President and Chief Executive Officer, Fulgent Genetics, Inc.
Paul Kim, Chief Financial Officer, Fulgent Genetics, Inc.